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                                     DECHERT
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                 August 3, 2001



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   The Coventry Group
            File Nos. 33-44964 and 811-06526

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with two of the Trust's series: The Shelby Fund and The Shelby Large Cap Fund (the "Funds"), that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 87 which was filed on August 1, 2001. The text of Post-Effective Amendment No. 87 was filed electronically.

     Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.


                                          Very truly yours,

                                          Patrick W.D. Turley